UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-6444

Smith Barney Investment Trust
(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004
(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.
Smith Barney Fund Management LLC
300 First Stamford Place
Stamford, CT 06902
(Name and address of agent for service)

Registrant's telephone number, including area code: (800) 451-2010

Date of fiscal year end:  November 30
Date of reporting period: November 30, 2003

ITEM 1.    REPORT TO STOCKHOLDERS.

           The Annual Report to Stockholders is filed herewith.

--------------------------------------------------------------------------------
                                  SMITH BARNEY
                              LARGE CAPITALIZATION
                                   GROWTH FUND
--------------------------------------------------------------------------------
              STYLE PURE SERIES | ANNUAL REPORT | NOVEMBER 30, 2003

                 [LOGO] Smith Barney
                        Mutual Funds

                 Your Serious Money, Professionally Managed.(R)

         Your Serious Money. Professionally Managed.(R) is a registered service mark of Citigroup Global Markets Inc.

             -------------------------------------------------------
             NOT FDIC INSURED o NOT BANK GUARANTEED o MAY LOSE VALUE
             -------------------------------------------------------

[PHOTO OMITTED]

ALAN J. BLAKE
PORTFOLIO MANAGER

--------------------------------------------------------------------------------
ALAN J. BLAKE
--------------------------------------------------------------------------------

Alan J. Blake has more than 26 years of securities business experience and has managed the Fund since its inception.

Education: BS from Lehigh University, MS from the State University of New York.

--------------------------------------------------------------------------------
FUND OBJECTIVE
--------------------------------------------------------------------------------

The fund seeks long-term growth of capital by investing at leaset 80% of its assets in equity securities of companies with large market capitalizations. Large capitalization companies are those with total market capitalizations of $5 billion or more at the time of investment.

--------------------------------------------------------------------------------
FUND FACTS
--------------------------------------------------------------------------------

FUND INCEPTION
--------------------------------------------------------------------------------
August 29, 1997

MANAGER'S INVESTMENT
INDUSTRY EXPERIENCE
--------------------------------------------------------------------------------
26 Years

[GRAPHIC OMITTED]

[LOGO] Style Pure Series

Annual Report o November 30, 2003

SMITH BARNEY LARGE
CAPITALIZATION GROWTH FUND
--------------------------------------------------------------------------------

What's Inside

Letter from the Chairman ..................................................    1

Fund Performance ..........................................................    3

Historical Performance ....................................................    4

Schedule of Investments ...................................................    5

Statement of Assets and Liabilities .......................................    7

Statement of Operations ...................................................    8

Statements of Changes in Net Assets .......................................    9

Notes to Financial Statements .............................................   10

Financial Highlights ......................................................   15

Independent Auditors' Report ..............................................   17

Additional Information ....................................................   18

================================================================================
                            LETTER FROM THE CHAIRMAN
================================================================================

[PHOTO OMITTED]

R. JAY GERKEN, CFA
Chairman, President and
Chief Executive Officer

Dear Shareholder,

I am pleased to report that your fund, the Smith Barney Large Capitalization Growth Fund (Class A Shares), performed quite well during the year ended November 30, 2003. Excluding sales charges, the fund gained 27.78%. In comparison, the fund outperformed its benchmarks, the unmanaged Russell 1000 Growth Index,(i) which returned 16.75% as well as the unmanaged S&P 500 Index ("S&P 500"),(ii) which returned 15.08% for the same period. It also outperformed its Lipper large-cap growth funds category average, which returned 14.92% over the same time frame.(1)

At the start of the fund's fiscal year in December 2002, the domestic economy and stock market were dominated by uncertainty stemming from growing geopolitical tensions, especially the run-up to the war in Iraq. In March of 2003, business and economic fundamentals began to show signs that the bear market for stocks that had dominated the previous three years was finally nearing an end. As the year progressed, new federal tax legislation provided a significant near-term tax cut for consumers, businesses and investors while key interest rates continued to hover near record lows. As the fiscal year progressed, these factors contributed to a developing stock market rally that produced significant gains for many sectors of the economy.

During the period, the fund's portfolio was concentrated in six of 10 industry sectors. The fund maintained overweightings in information technology, consumer discretionary, financials, and consumer staples, and underweightings in health care and industrials. The fund did not own shares of energy, materials, telecommunications services or utilities sector companies.

Leading contributors to the fund's positive performance for the period included holdings in Amazon.com, Inc., the online retailer of books, CDs and other consumer goods in the consumer discretionary sector, and Genentech, Inc., a biotechnology firm in health care, with products aimed at treating cancer and cardiovascular disease.

While the fund's performance for the period was positive overall, some holdings in the portfolio lost value during the period, negatively impacting the fund's return. Shares of pharmaceutical firm Merck & Co., Inc. in health care sector detracted from performance for the period, as did shares of software maker Microsoft Corp. in information technology.

The fund's largest individual weightings at the close of the period were in Amazon.com Inc., semiconductor maker Intel Corp. in information technology, insurance industry holding company Berkshire Hathaway Inc. in financials, home-improvement retail chain The Home Depot, Inc. in consumer discretionary and Genentech Inc.

Special Shareholder Notice

It is with great sadness that we bring to your attention the passing of Alfred
J. Bianchetti, Trustee Emeritus, and James J. Crisona, Trustee Emeritus, of the fund. Messrs. Bianchetti and Crisona, who both passed away on September 4th, 2003, lived accomplished lives to the ages of 80 and 97, respectively. We will sorely miss their presence and will remember the dedicated service they provided to the fund's shareholders through their outstanding contributions as long-term members of the Board.

(1) Lipper, Inc. is a major independent mutual-fund tracking organization. The return is based on the period ended November 30, 2003, calculated among 613 funds for the 12-month period, in the fund's Lipper category including the reinvestment of dividends and capital gains, if any, and excluding sales charges.


    1   Smith Barney Large Capitalization Growth Fund | 2003 Annual Report

--------------------------------------------------------------------------------

                  PERFORMANCE SNAPSHOT AS OF NOVEMBER 30, 2003
                            (excluding sales charges)
--------------------------------------------------------------------------------
                                                         6 Months      12 Months
--------------------------------------------------------------------------------
  Class A Shares                                          17.17%        27.78%
--------------------------------------------------------------------------------
  Russell 1000 Growth Index                               12.43%        16.75%
--------------------------------------------------------------------------------
  S&P 500 Index                                           10.80%        15.08%
--------------------------------------------------------------------------------
  Lipper Large-Cap Growth Funds Category Average          10.97%        14.92%
--------------------------------------------------------------------------------

All figures represent past performance and are not a guarantee of future results. Principal value and investment returns will fluctuate and investors' shares, when redeemed may be worth more or less than their original cost.

Class A share returns assume the reinvestment of income dividends and capital gains distributions at net asset value and the deduction of all fund expenses. Returns have not been adjusted to include sales charges that may apply when shares are purchased or the deduction of taxes that a shareholder would pay on fund distributions. Results for other share classes will vary.

All index performance reflects no deduction for fees, expenses or taxes. The S&P 500 Index is a market capitalization-weighted index of 500 widely held common stocks. The Russell 1000 Growth Index measures the performance of those Russell 1000 companies with higher price to book ratios and higher forecasted growth values. Please note that an investor cannot invest directly in an index.

Lipper, Inc. is a major independent mutual-fund tracking organization. Returns are based on the period ended November 30, 2003, calculated among 638 and 613 funds for the 6- and12-month periods, respectively, in the fund's Lipper category including the reinvestment of dividends and capital gains, if any, and excluding sales charges.

--------------------------------------------------------------------------------

Information About Your Fund

In recent months, several issues in the mutual fund industry have come under the scrutiny of federal and state regulators. The fund's Adviser and some of its affiliates have received requests for information from various government regulators regarding market timing, late trading, fees and other mutual fund issues in connection with various investigations. The fund has been informed that the Adviser and its affiliates are responding to those information requests, but are not in a position to predict the outcome of these requests and investigations.

As always, thank you for your confidence in our stewardship of your assets. We look forward to helping you continue to meet your financial goals.

Sincerely,


/s/ R. Jay Gerken


R. Jay Gerken, CFA
Chairman, President and Chief Executive Officer


December 10, 2003


The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole.

Portfolio holdings and breakdowns are as of November 30, 2003 and are subject to change at any time and may not be representative of the portfolio manager's current or future investments. The fund's top ten holdings as of November 30, 2003 were: Amazon.com, Inc. (6.90%); Intel Corp. (5.40%); Berkshire Hathaway Inc. (4.65%); The Home Depot, Inc. (4.22%); Genentech, Inc. (4.12%); Merrill Lynch & Co., Inc. (3.98%); Pfizer Inc. (3.93%); The Gillette Co. (3.87%); Dell Inc. (3.82%); Texas Instruments Inc. (3.61%). Please refer to pages 5 and 6 for a list and percentage breakdown of the fund's holdings.

All index performance reflects no deduction for fees, expenses or taxes.

(i) The Russell 1000 Growth Index measures the performance of those Russell 1000 companies with higher forecasted growth values. Please note that an investor cannot invest directly in an index.

(ii) The S&P 500 Index is a market capitalization-weighted index of 500 widely held common stocks. Please note that an investor cannot invest directly in an index.


    2   Smith Barney Large Capitalization Growth Fund | 2003 Annual Report

================================================================================
Average Annual Total Returns+ (unaudited)
================================================================================

                                             Without Sales Charges(1)
                                   ---------------------------------------------
                                    Class A     Class B      Class L     Class Y
================================================================================
Twelve Months Ended 11/30/03        27.78%      26.80%       26.88%      28.26%
--------------------------------------------------------------------------------
Five Years Ended 11/30/03            4.31        3.53         3.53        4.69
--------------------------------------------------------------------------------
Inception* through 11/30/03          9.99        9.17         9.17        9.47
================================================================================

                                               With Sales Charges(2)
                                   ---------------------------------------------
                                    Class A     Class B      Class L     Class Y
================================================================================
Twelve Months Ended 11/30/03        21.40%      21.80%       24.63%      28.26%
--------------------------------------------------------------------------------
Five Years Ended 11/30/03            3.24        3.35         3.32        4.69
--------------------------------------------------------------------------------
Inception* through 11/30/03          9.08        9.17         8.99        9.47
================================================================================

================================================================================
Cumulative Total Returns+ (unaudited)
================================================================================

                                                     Without Sales Charges(1)
================================================================================
Class A (Inception* through 11/30/03)                         81.39%
--------------------------------------------------------------------------------
Class B (Inception* through 11/30/03)                         73.07
--------------------------------------------------------------------------------
Class L (Inception* through 11/30/03)                         73.07
--------------------------------------------------------------------------------
Class Y (Inception* through 11/30/03)                         74.08
================================================================================

(1) Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value and does not reflect the deduction of the applicable sales charges with respect to Class A and L shares or the applicable contingent deferred sales charges ("CDSC") with respect to Class B and L shares.
(2) Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value. In addition, Class A and L shares reflect the deduction of the maximum initial sales charges of 5.00% and 1.00%, respectively; Class B shares reflect the deduction of a 5.00% CDSC, which applies if shares are redeemed within one year from purchase payment. Thereafter, the CDSC declines by 1.00% per year until no CDSC is incurred. Class L shares also reflect the deduction of a 1.00% CDSC, which applies if shares are redeemed within one year from purchase payment.
+ The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
* Inception date for Class A, B and L shares is August 29, 1997. Inception date for Class Y shares is October 15, 1997.


    3   Smith Barney Large Capitalization Growth Fund | 2003 Annual Report

================================================================================
Historical Performance (unaudited)
================================================================================

Value of $10,000 Invested in Class A, B and L Shares of the Smith Barney Large Capitalization Growth Fund vs. S&P 500 Index and the Russell 1000 Growth Index+
--------------------------------------------------------------------------------
                          August 1997 -- November 2003

  [The following table was depicted as a line chart in the printed material.]

               Smith Barney Large   Smith Barney Large    Smith Barney Large
                 Capitalization       Capitalization        Capitalization
                  Growth Fund          Growth Fund           Growth Fund                          Russell 1000
                 Class A Shares       Class B Shares        Class L Shares     S&P 500 Index++   Growth Index++
               ------------------   ------------------    ------------------   ---------------   --------------
Aug 29, 1997           9496               10000                 10000               10000            10000
    Nov 1997           9816               10320                 10217               10667            10533
    Nov 1998          13950               14553                 14407               13367            13552
    Nov 1999          19460               20156                 19955               16159            17819
    Nov 2000          18161               18661                 18474               15384            15760
    Nov 2001          16525               16853                 16685               13505            12166
    Nov 2002          13480               13649                 13504               11276             9407
Nov 30, 2003          17225               17307                 17134               12976            10983

+ Hypothetical illustration of $10,000 invested in Class A, B and L shares on August 29, 1997 (inception date), assuming deduction of the maximum 5.00% and 1.00% sales charge at the time of investment for Class A and L shares, respectively. It also assumes reinvestment of dividends and capital gains, if any, at net asset value through November 30, 2003. The S&P 500 Index is composed of widely held common stocks listed on the New York Stock Exchange, American Stock Exchange and over-the-counter markets. The Russell 1000 Growth Index is considered indicative of the growth-oriented domestic stock market in general and is comprised of stocks in the Russell 1000 that have higher price-to-book ratios and higher forecasted growth values. Figures for the Indexes include reinvestment of dividends. The Indexes are unmanaged and not subject to the same management and trading expenses as a mutual fund. Please note that an investor cannot invest directly in an index. The performance of the Fund's other classes may be greater or less than the Class A, B and L shares' performance indicated on this chart, depending on whether greater or lesser sales charges and fees were incurred by shareholders investing in the other classes.

      All figures represent past performance and are not a guarantee of future results. The performance data represents past performance including the investment return and principal value of an investment, which will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

++ It is the opinion of the management that the Russell 1000 Growth Index more accurately reflects the current composition of the Smith Barney Large Capitalization Growth Fund than the S&P 500 Index. In future reporting, the Russell 1000 Growth Index will be used as the basis of comparison of total return performance rather than the S&P 500 Index.


    4   Smith Barney Large Capitalization Growth Fund | 2003 Annual Report

================================================================================
Schedule of Investments                                        November 30, 2003
================================================================================

   SHARES                             SECURITY                          VALUE
================================================================================
COMMON STOCK -- 99.9%

Beverages -- 3.5%
   3,500,000     The Coca-Cola Co.                                $  162,750,000
--------------------------------------------------------------------------------
Biotechnology -- 9.2%
   2,600,000     Amgen Inc.+                                         149,526,000
   2,300,000     Biogen Idec Inc.+                                    87,814,000
   2,300,000     Genentech, Inc.+                                    193,890,000
--------------------------------------------------------------------------------
                                                                     431,230,000
--------------------------------------------------------------------------------
Communications Equipment -- 10.3%
  10,470,000     CIENA Corp.+                                         74,127,600
   5,860,000     Cisco Systems, Inc.+                                132,787,600
   5,210,000     Juniper Networks, Inc.+                              98,312,700
  15,000,000     Lucent Technologies Inc.+                            48,000,000
   9,300,000     Motorola, Inc.                                      130,572,000
--------------------------------------------------------------------------------
                                                                     483,799,900
--------------------------------------------------------------------------------
Computers & Peripherals -- 3.8%
   5,200,000     Dell Inc.+                                          179,400,000
--------------------------------------------------------------------------------
Diversified Financials -- 6.6%
   3,300,000     Merrill Lynch & Co., Inc.                           187,275,000
   2,200,000     Morgan Stanley                                      121,616,000
--------------------------------------------------------------------------------
                                                                     308,891,000
--------------------------------------------------------------------------------
Food Products -- 2.7%
   2,270,000     Wm. Wrigley Jr. Co.                                 125,122,400
--------------------------------------------------------------------------------
Industrial Conglomerates -- 2.1%
   3,500,000     General Electric Co.                                100,345,000
--------------------------------------------------------------------------------
Insurance -- 7.4%
   2,200,000     American International Group, Inc.                  127,490,000
       2,610     Berkshire Hathaway Inc., Class A Shares+            218,587,500
--------------------------------------------------------------------------------
                                                                     346,077,500
--------------------------------------------------------------------------------
Internet & Catalog Retail -- 9.8%
   6,000,000     Amazon.com, Inc.+                                   324,360,000
   4,100,000     InterActiveCorp+                                    134,685,000
--------------------------------------------------------------------------------
                                                                     459,045,000
--------------------------------------------------------------------------------
Media -- 7.5%
  10,000,000     Time Warner Inc.+                                   162,800,000
   1,800,000     Viacom Inc., Class B Shares                          70,776,000
   5,250,000     The Walt Disney Co.                                 121,222,500
--------------------------------------------------------------------------------
                                                                     354,798,500
--------------------------------------------------------------------------------
Personal Products -- 3.9%
   5,400,000     The Gillette Co.                                    182,142,000
--------------------------------------------------------------------------------

                       See Notes to Financial Statements.


    5   Smith Barney Large Capitalization Growth Fund | 2003 Annual Report

================================================================================
Schedule of Investments (continued)                            November 30, 2003
================================================================================

   SHARES                             SECURITY                          VALUE
================================================================================
Pharmaceuticals -- 11.2%
   2,000,000     Eli Lilly & Co.                                  $  137,120,000
   2,250,000     Johnson & Johnson                                   110,902,500
   2,300,000     Merck & Co. Inc.                                     93,380,000
   5,500,000     Pfizer Inc.                                         184,525,000
--------------------------------------------------------------------------------
                                                                     525,927,500
--------------------------------------------------------------------------------
Semiconductor Equipment & Products -- 11.9%
   7,600,000     Intel Corp.                                         254,068,000
   5,700,000     Texas Instruments Inc.                              169,632,000
   3,600,000     Xilinx, Inc.+                                       135,324,000
--------------------------------------------------------------------------------
                                                                     559,024,000
--------------------------------------------------------------------------------
Software -- 5.8%
   5,000,000     Microsoft Corp.                                     128,500,000
   3,800,000     VERITAS Software Corp.+                             144,479,800
--------------------------------------------------------------------------------
                                                                     272,979,800
--------------------------------------------------------------------------------
Specialty Retail -- 4.2%
   5,400,000     The Home Depot, Inc.                                198,504,000
--------------------------------------------------------------------------------
                 TOTAL COMMON STOCK
                 (Cost -- $3,890,100,872)                          4,690,036,600
================================================================================

    FACE
   AMOUNT                             SECURITY                          VALUE
================================================================================
REPURCHASE AGREEMENT -- 0.1%

$ 5,307,000      Merrill Lynch & Co., Inc., 1.000% due 12/1/03;
                   Proceeds at maturity -- $5,307,442; (Fully
                   collateralized by U.S. Treasury Bills, due
                   2/12/04 to 5/13/04; Market value --
                   $5,413,164) (Cost -- $5,307,000)                    5,307,000
================================================================================
                 TOTAL INVESTMENTS -- 100%
                 (Cost -- $3,895,407,872*)                        $4,695,343,600
================================================================================

+     Non-income producing security.
*     Aggregate cost for Federal income tax purposes is $3,900,370,371.

                       See Notes to Financial Statements.


    6   Smith Barney Large Capitalization Growth Fund | 2003 Annual Report

================================================================================
Statement of Assets and Liabilities                            November 30, 2003
================================================================================

ASSETS:
     Investments, at value (Cost -- $3,895,407,872)                      $ 4,695,343,600
     Cash                                                                            570
     Receivable for Fund shares sold                                           7,328,489
     Dividends and interest receivable                                         3,834,942
-----------------------------------------------------------------------------------------
     Total Assets                                                          4,706,507,601
-----------------------------------------------------------------------------------------

LIABILITIES:
     Management fee payable                                                    2,862,557
     Distribution plan fees payable                                              651,161
     Payable for Fund shares purchased                                           560,753
     Accrued expenses                                                          1,183,823
-----------------------------------------------------------------------------------------
     Total Liabilities                                                         5,258,294
-----------------------------------------------------------------------------------------
Total Net Assets                                                         $ 4,701,249,307
=========================================================================================

NET ASSETS:
     Par value of shares of beneficial interest                          $       225,402
     Capital paid in excess of par value                                   4,229,799,313
     Accumulated net realized loss from investment transactions             (328,711,136)
     Net unrealized appreciation of investments                              799,935,728
-----------------------------------------------------------------------------------------
Total Net Assets                                                         $ 4,701,249,307
=========================================================================================

Shares Outstanding:
     Class A                                                                  52,994,635
     ------------------------------------------------------------------------------------
     Class B                                                                  57,943,674
     ------------------------------------------------------------------------------------
     Class L                                                                  47,554,020
     ------------------------------------------------------------------------------------
     Class Y                                                                  66,909,928
     ------------------------------------------------------------------------------------

Net Asset Value:
     Class A (and redemption price)                                      $         21.16
     ------------------------------------------------------------------------------------
     Class B *                                                           $         20.20
     ------------------------------------------------------------------------------------
     Class L *                                                           $         20.20
     ------------------------------------------------------------------------------------
     Class Y (and redemption price)                                      $         21.65
     ------------------------------------------------------------------------------------

Maximum Public Offering Price Per Share:
     Class A (net asset value plus 5.26% of net asset value per share)   $         22.27
     ------------------------------------------------------------------------------------
     Class B (net asset value plus 1.01% of net asset value per share)   $         20.40
=========================================================================================

* Redemption price is NAV of Class B and L shares reduced by a 5.00% and 1.00% CDSC, respectively, if shares are redeemed within one year from purchase payment (See Note 2).

                       See Notes to Financial Statements.


    7   Smith Barney Large Capitalization Growth Fund | 2003 Annual Report

================================================================================
Statement of Operations                     For the Year Ended November 30, 2003
================================================================================

INVESTMENT INCOME:
     Dividends                                                                        $  28,931,895
     Interest                                                                               175,837
----------------------------------------------------------------------------------------------------
     Total Investment Income                                                             29,107,732
----------------------------------------------------------------------------------------------------

EXPENSES:
     Management fees (Note 2)                                                            26,514,407
     Distribution plan fees (Note 5)                                                     19,538,401
     Shareholder servicing fees (Note 5)                                                  3,250,351
     Shareholder communications (Note 5)                                                    196,326
     Custody                                                                                162,512
     Trustees' fees                                                                          81,707
     Registration fees                                                                       67,876
     Audit and legal                                                                         59,437
     Other                                                                                   35,979
----------------------------------------------------------------------------------------------------
     Total Expenses                                                                      49,906,996
----------------------------------------------------------------------------------------------------
Net Investment Loss                                                                     (20,799,264)
----------------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS (NOTE 3):
     Realized Loss From Investment Transactions (excluding short-term investments):
       Proceeds from sales                                                              204,860,439
       Cost of securities sold                                                          224,439,315
----------------------------------------------------------------------------------------------------
     Net Realized Loss                                                                  (19,578,876)
----------------------------------------------------------------------------------------------------
     Increase in Net Unrealized Appreciation (Note 6)                                   997,162,920
----------------------------------------------------------------------------------------------------
Net Gain on Investments                                                                 977,584,044
----------------------------------------------------------------------------------------------------
Increase in Net Assets From Operations                                                $ 956,784,780
====================================================================================================

                       See Notes to Financial Statements.


    8   Smith Barney Large Capitalization Growth Fund | 2003 Annual Report

================================================================================
Statements of Changes in Net Assets             For the Years Ended November 30,
================================================================================

                                                                                 2003               2002
==============================================================================================================
OPERATIONS:
     Net investment loss                                                   $   (20,799,264)   $   (20,253,084)
     Net realized loss                                                         (19,578,876)      (227,408,336)
     Increase (decrease) in net unrealized appreciation                        997,162,920       (501,751,228)
--------------------------------------------------------------------------------------------------------------
     Increase (Decrease) in Net Assets From Operations                         956,784,780       (749,412,648)
--------------------------------------------------------------------------------------------------------------

FUND SHARE TRANSACTIONS (NOTE 7):
     Net proceeds from sale of shares                                        1,339,385,585        695,417,951
     Net asset value of shares issued in connection with the transfer of
       the Smith Barney Peachtree Growth Fund's net assets (Note 6)            151,641,097                 --
     Cost of shares reacquired                                                (774,934,075)      (705,187,219)
--------------------------------------------------------------------------------------------------------------
     Increase (Decrease) in Net Assets From Fund Share Transactions            716,092,607         (9,769,268)
--------------------------------------------------------------------------------------------------------------
Increase (Decrease) in Net Assets                                            1,672,877,387       (759,181,916)

NET ASSETS:
     Beginning of year                                                       3,028,371,920      3,787,553,836
--------------------------------------------------------------------------------------------------------------
     End of year                                                           $ 4,701,249,307    $ 3,028,371,920
==============================================================================================================

                       See Notes to Financial Statements.


    9   Smith Barney Large Capitalization Growth Fund | 2003 Annual Report

================================================================================
Notes to Financial Statements
================================================================================

1. Significant Accounting Policies

Smith Barney Large Capitalization Growth Fund ("Fund"), a separate investment fund of the Smith Barney Investment Trust ("Trust"), a Massachusetts business trust, is registered under the Investment Company Act of 1940, as amended, as a diversified open-end management investment company. The Trust consists of this Fund and five other separate investment funds: Smith Barney Intermediate Maturity California Municipals Fund, Smith Barney Intermediate Maturity New York Municipals Fund, Smith Barney Mid Cap Core Fund, Smith Barney S&P 500 Index Fund and Smith Barney Classic Values Fund. The financial statements and financial highlights for the other funds are presented in separate shareholder reports.

The significant accounting policies consistently followed by the Fund are: (a) security transactions are accounted for on trade date; (b) securities traded on national securities markets are valued at the closing price on such markets; securities listed on the NASDAQ National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price on that day, at the last sale price; securities for which no sales price was reported and U.S. government and agency obligations are valued at the mean between bid and asked prices; investments in securities for which market quotations are not available will be valued in good faith at fair value by or under the direction of the Board of Trustees; (c) securities maturing within 60 days are valued at cost plus accreted discount, or minus amortized premium, which approximates value; (d) dividend income is recorded on the ex-dividend date and interest income, adjusted for amortization of premium and accretion of discount, is recorded on an accrual basis; foreign dividend income is recorded on the ex-dividend date or as soon as practical after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence; (e) gains or losses on the sale of securities are calculated by using the specific identification method; (f) class specific expenses are charged to each class; management fees and general fund expenses are allocated on the basis of relative net assets of each class or on another reasonable basis; (g) dividends and distributions to shareholders are recorded on the ex-dividend date; the Fund distributes dividends and capital gains, if any, at least annually; (h) the accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies are translated into U.S. dollars on the date of valuation. Purchases and sales of securities, and income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. Differences between income or expense amounts recorded and collected or paid are adjusted when reported by the custodian; (i) the character of income and gains to be distributed is determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. At November 30, 2003, reclassifications were made to the Fund's capital accounts to reflect permanent book/tax differences and income and gains available for distributions under income tax regulations. Accordingly, accumulated net investment loss amounting to $20,799,264 was reclassified to paid-in-capital. In addition, capital loss carryforwards of $56,084,579 acquired through the tax-free merger with Smith Barney Peachtree Growth Fund were adjusted for certain tax use limitations and reclassified to accumulated net realized loss. Net investment income, net realized gains and net assets were not affected by this change; (j) the Fund intends to comply with the applicable provisions of the Internal Revenue Code of 1986, as amended, pertaining to regulated investment companies and to make distributions of taxable income sufficient to relieve it from substantially all Federal income and excise taxes; and (k) estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

2. Management Agreement and Other Transactions

Smith Barney Fund Management LLC ("SBFM"), an indirect wholly-owned subsidiary of Citigroup Inc. ("Citigroup"), acts as investment manager to the Fund. The Fund pays SBFM a management fee calculated at an annual rate of 0.75% of the Fund's average daily net assets. This fee is calculated daily and paid monthly.


    10   Smith Barney Large Capitalization Growth Fund | 2003 Annual Report

================================================================================
Notes to Financial Statements (continued)
================================================================================

Citicorp Trust Bank, fsb. ("CTB"), another subsidiary of Citigroup, acts as the Fund's transfer agent. PFPC Inc. ("PFPC") and Primerica Shareholder Services ("PSS"), another subsidiary of Citigroup, act as the Fund's sub-transfer agents. CTB receives account fees and asset-based fees that vary according to the size and type of account. PFPC and PSSare responsible for shareholder recordkeeping and financial processing for all shareholder accounts and are paid by CTB. For the year ended November 30, 2003, the Fund paid transfer agent fees of $2,553,460 to CTB.

Citigroup Global Markets Inc. ("CGM") (formerly known as Salomon Smith Barney Inc.) and PFS Distributors, Inc., both of which are subsidiaries of Citigroup, act as the Fund's distributors.

There are maximum initial sales charges of 5.00% and 1.00% for Class A and L shares, respectively. There is a contingent deferred sales charge ("CDSC") of 5.00% on Class B shares, which applies if redemption occurs within one year from purchase payment and declines thereafter by 1.00% per year until no CDSC is incurred. Class L shares also have a 1.00% CDSC, which applies if redemption occurs within one year from purchase payment. In addition, Class A shares have a 1.00% CDSC, which applies if redemption occurs within one year from purchase payment. This CDSC only applies to those purchases of Class A shares which, when combined with current holdings of Class A shares, equal or exceed $1,000,000 in the aggregate. These purchases do not incur an initial sales charge.

For the year ended November 30, 2003, CGM and its affiliates received sales charges of approximately $1,925,000 and $1,404,000 on sales of the Fund's Class A and L shares, respectively. In addition, for the year ended November 30, 2003, CDSCs paid to CGM and its affiliates were approximately:

                                         Class A        Class B        Class L
================================================================================
CDSCs                                    $2,000       $1,467,000       $54,000
================================================================================

For the year ended November 30, 2003, CGM and its affiliates received brokerage commissions of $46,815.

All officers and one Trustee of the Trust are employees of Citigroup or its affiliates.

3. Investments

During the year ended November 30, 2003, the aggregate cost of purchases and proceeds from sales of investments (including maturities of long-term investments, but excluding short-term investments) were as follows:

================================================================================
Purchases                                                           $901,088,297
--------------------------------------------------------------------------------
Sales                                                                204,860,439
================================================================================

At November 30, 2003, the aggregate gross unrealized appreciation and depreciation of investments for Federal income tax purposes were as follows:

================================================================================
Gross unrealized appreciation                                     $1,001,823,996
Gross unrealized depreciation                                      (206,850,767)
--------------------------------------------------------------------------------
Net unrealized appreciation                                       $  794,973,229
================================================================================

4. Repurchase Agreements

The Fund purchases (and the custodian takes possession of) U.S. government securities from securities dealers subject to agreements to resell the securities to the sellers at a future date (generally, the next business day), at an agreed-upon higher repurchase price. The Fund requires continual maintenance of the market value (plus accrued interest) of the collateral in amounts at least equal to the repurchase price.


    11   Smith Barney Large Capitalization Growth Fund | 2003 Annual Report

================================================================================
Notes to Financial Statements (continued)
================================================================================

5. Class Specific Expenses

Pursuant to a Rule 12b-1 Distribution Plan, the Fund pays a service fee with respect to its Class A, B and L shares calculated at an annual rate of 0.25% of the average daily net assets of each respective class. The Fund also pays a distribution fee with respect to Class B and L shares calculated at an annual rate of 0.75% of the average daily net assets of each respective class. For the year ended November 30, 2003, total Rule 12b-1 Distribution Plan fees incurred, which are accrued daily and paid monthly, were as follows:

                                           Class A        Class B       Class L
================================================================================
Rule 12b-1 Distribution Plan Fees        $2,065,608     $9,922,030    $7,550,763
================================================================================

For the year ended November 30, 2003, total Shareholder Servicing fees were as follows:

                                     Class A      Class B      Class L     Class Y    Class Z
=============================================================================================
Shareholder Servicing Fees         $1,036,670   $1,184,160   $1,028,264    $1,174       $83
=============================================================================================

For the year ended November 30, 2003, total Shareholder Communication expenses were as follows:

                                     Class A      Class B      Class L     Class Y    Class Z
=============================================================================================
Shareholder Communication Expenses   $46,391      $82,380      $62,681     $2,588     $2,286
=============================================================================================

6. Transfer of Net Assets

On May 2, 2003, the Fund acquired the assets and certain liabilities of the Smith Barney Peachtree Growth Fund, pursuant to a plan of reorganization approved by Smith Barney Peachtree Growth Fund shareholders on April 28, 2003. Total shares issued by the Fund and the total net assets of the Smith Barney Peachtree Growth Fund and the Fund on the date of the transfer were as follows:

                                       Shares Issued          Total Net Assets of the          Total Net Assets
Acquired Fund                           by the Fund     Smith Barney Peachtree Growth Fund        of the Fund
===============================================================================================================
Smith Barney Peachtree Growth Fund       8,976,922                 $151,641,097                 $3,223,541,539
===============================================================================================================

The total net assets of the Smith Barney Peachtree Growth Fund before acquisition included unrealized depreciation of $1,980,737, accumulated net realized loss of $259,521,367 and accumulated net investment loss of $552,534. Total net assets of the Fund immediately after the transfer were $3,375,182,636. The transaction was structured to qualify as a tax-free reorganization under the Internal Revenue Code of 1986, as amended.

7. Shares of Beneficial Interest

At November 30, 2003, the Fund had an unlimited number of shares of beneficial interest authorized with a par value of $0.001 per share. The Fund has the ability to issue multiple classes of shares. Each share of a class represents an identical interest and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares.


    12   Smith Barney Large Capitalization Growth Fund | 2003 Annual Report

================================================================================
Notes to Financial Statements (continued)
================================================================================

Transactions in shares of each class were as follows:

                                                                   Year Ended                            Year Ended
                                                                November 30, 2003                     November 30, 2002
                                                        --------------------------------       -------------------------------
                                                            Shares            Amount              Shares               Amount
==============================================================================================================================
Class A
Shares sold                                              15,474,720       $ 284,262,586         10,549,973      $ 187,986,874
Net asset value of shares issued in connection with
  the transfer of the Smith Barney Peachtree Growth
  Fund's net assets (Note 6)                              2,459,915          41,392,939                 --                 --
Shares reacquired                                        (8,540,800)       (147,254,228)       (11,868,706)      (200,974,756)
------------------------------------------------------------------------------------------------------------------------------
Net Increase (Decrease)                                   9,393,835       $ 178,401,297         (1,318,733)     $ (12,987,882)
==============================================================================================================================
Class B
Shares sold                                               6,491,635       $ 112,855,385          5,127,902      $  89,858,186
Net asset value of shares issued in connection with
  the transfer of the Smith Barney Peachtree Growth
  Fund's net assets (Note 6)                              1,619,842          26,134,843                 --                 --
Shares reacquired                                       (11,790,476)       (192,997,057)       (17,279,132)      (284,074,076)
------------------------------------------------------------------------------------------------------------------------------
Net Decrease                                             (3,678,999)      $ (54,006,829)       (12,151,230)     $(194,215,890)
==============================================================================================================================
Class L
Shares sold                                              10,681,770       $ 186,868,891          7,548,751      $ 132,702,374
Net asset value of shares issued in connection with
  the transfer of the Smith Barney Peachtree Growth
  Fund's net assets (Note 6)                                  5,617              90,681                 --                 --
Shares reacquired                                        (7,238,961)       (118,967,523)       (10,364,399)      (170,019,078)
------------------------------------------------------------------------------------------------------------------------------
Net Increase (Decrease)                                   3,448,426       $  67,992,049         (2,815,648)     $ (37,316,704)
==============================================================================================================================
Class Y
Shares sold                                              39,544,595       $ 696,153,230         13,540,186      $ 246,737,031
Net asset value of shares issued in connection with
  the transfer of the Smith Barney Peachtree Growth
  Fund's net assets (Note 6)                              4,891,548          84,022,634                 --                 --
Shares reacquired                                        (6,674,860)       (124,562,034)          (913,207)       (14,798,312)
------------------------------------------------------------------------------------------------------------------------------
Net Increase                                             37,761,283       $ 655,613,830         12,626,979      $ 231,938,719
==============================================================================================================================
Class Z*
Shares sold                                               3,954,135       $  59,245,493          2,054,770      $  38,133,486
Shares reacquired                                       (11,734,818)       (191,153,233)        (2,132,228)       (35,320,997)
------------------------------------------------------------------------------------------------------------------------------
Net Increase (Decrease)                                  (7,780,683)      $(131,907,740)           (77,458)     $   2,812,489
==============================================================================================================================

* As of April 21, 2003, Class Z shares were fully exchanged into Class Y shares.

8. Capital Loss Carryforward

At November 30, 2003, the Fund had, for Federal income tax purposes, approximately $323,749,000 of unused capital loss carryforwards available to offset future capital gains. To the extent that these carryforward losses are used to offset capital gains, it is probable that the gains so offset will not be distributed.

The amount and year of expiration for each carryforward loss is indicated below. Expiration occurs on November 30 of the year indicated:

                                          2009           2010          2011
================================================================================
Carryforward Amounts                   $23,915,000   $129,781,000  $170,053,000
================================================================================


    13   Smith Barney Large Capitalization Growth Fund | 2003 Annual Report

================================================================================
Notes to Financial Statements (continued)
================================================================================

9. Income Tax Information and Distributions to Shareholders At November 30, 2003, the tax basis components of distributable earnings were:

================================================================================
Accumulated capital losses                                        $(323,748,637)
--------------------------------------------------------------------------------
Unrealized appreciation                                              794,973,229
================================================================================

The difference between book basis and tax basis unrealized appreciation is attributable primarily to wash sales loss deferrals.

For the year ended November 30, 2003, the Fund did not make any distributions.

10. Additional Information

The Fund has received the following information from Citigroup Asset Management ("CAM"), the Citigroup business unit which includes the Fund's Investment Manager and other investment advisory companies, all of which are indirect, wholly-owned subsidiaries of Citigroup. CAM is reviewing its entry, through an affiliate, into the transfer agent business in the period 1997-1999. As CAM currently understands the facts, at the time CAM decided to enter the transfer agent business, CAM sub-contracted for a period of five years certain of the transfer agency services to a third party and also concluded a revenue guarantee agreement with this sub-contractor providing that the sub-contractor would guarantee certain benefits to CAM or its affiliates (the "Revenue Guarantee Agreement"). In connection with the subsequent purchase of the sub-contractor's business by an affiliate of the current sub-transfer agent (PFPC Inc.) used by CAM on many of the funds it manages, this Revenue Guarantee Agreement was amended eliminating those benefits in exchange for arrangements that included a one-time payment from the sub-contractor.

The Boards of CAM-managed funds (the "Boards") were not informed of the Revenue Guarantee Agreement with the sub-contractor at the time the Boards considered and approved the transfer agent arrangements. Nor were the Boards informed of the subsequent amendment to the Revenue Guarantee Agreement when that occurred.

CAM has begun to take corrective actions. CAM will pay to the applicable funds $16 million (plus interest) that CAM and its affiliates received from the Revenue Guarantee Agreement and its amendment. CAM also plans an independent review to verify that the transfer agency fees charged by CAM were fairly priced as compared to competitive alternatives. CAM is instituting new procedures and making changes designed to ensure no similar arrangements are entered into in the future.

CAM has briefed the SEC, the New York State Attorney General and other regulators with respect to this matter, as well as the U.S. Attorney who is investigating the matter. CAM is cooperating with governmental authorities on this matter, the ultimate outcome of which is not yet determinable.


    14   Smith Barney Large Capitalization Growth Fund | 2003 Annual Report

================================================================================
Financial Highlights
================================================================================

For a share of each class of beneficial interest outstanding throughout each year ended November 30, unless otherwise noted:

Class A Shares                                 2003(1)         2002(1)         2001(1)         2000(1)         1999(1)
=======================================================================================================================
Net Asset Value, Beginning of Year           $   16.56       $   20.30       $   22.31       $   23.94       $   17.41
-----------------------------------------------------------------------------------------------------------------------
Income (Loss) From Operations:
   Net investment loss                           (0.06)          (0.04)          (0.05)          (0.10)          (0.06)
   Net realized and unrealized gain (loss)        4.66           (3.70)          (1.96)          (1.49)           6.92
-----------------------------------------------------------------------------------------------------------------------
Total Income (Loss) From Operations               4.60           (3.74)          (2.01)          (1.59)           6.86
-----------------------------------------------------------------------------------------------------------------------
Less Distributions From:
   Net realized gains                               --              --              --           (0.04)          (0.33)
   Capital                                          --              --              --           (0.00)*            --
-----------------------------------------------------------------------------------------------------------------------
Total Distributions                                 --              --              --           (0.04)          (0.33)
-----------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Year                 $   21.16       $   16.56       $   20.30       $   22.31       $   23.94
-----------------------------------------------------------------------------------------------------------------------
Total Return                                     27.78%         (18.42)%         (9.01)%         (6.67)%         39.50%
-----------------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (millions)           $   1,121       $     722       $     912       $     859       $     770
-----------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
   Expenses                                       1.14%           1.16%           1.13%           1.12%           1.15%
   Net investment loss                           (0.32)          (0.24)          (0.26)          (0.39)          (0.27)
-----------------------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                              6%             13%              8%              8%              9%
=======================================================================================================================

Class B Shares                                 2003(1)         2002(1)         2001(1)         2000(1)         1999(1)
=======================================================================================================================
Net Asset Value, Beginning of Year           $   15.93       $   19.67       $   21.78       $   23.56       $   17.26
-----------------------------------------------------------------------------------------------------------------------
Income (Loss) From Operations:
   Net investment loss                           (0.18)          (0.17)          (0.21)          (0.29)          (0.22)
   Net realized and unrealized gain (loss)        4.45           (3.57)          (1.90)          (1.45)           6.85
-----------------------------------------------------------------------------------------------------------------------
Total Income (Loss) From Operations               4.27           (3.74)          (2.11)          (1.74)           6.63
-----------------------------------------------------------------------------------------------------------------------
Less Distributions From:
   Net realized gains                               --              --              --           (0.04)          (0.33)
   Capital                                          --              --              --           (0.00)*            --
-----------------------------------------------------------------------------------------------------------------------
Total Distributions                                 --              --              --           (0.04)          (0.33)
-----------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Year                 $   20.20       $   15.93       $   19.67       $   21.78       $   23.56
-----------------------------------------------------------------------------------------------------------------------
Total Return                                     26.80%         (19.01)%         (9.69)%         (7.42)%         38.51%
-----------------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (millions)           $   1,171       $     981       $   1,451       $   1,760       $   1,710
-----------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
   Expenses                                       1.89%           1.89%           1.89%           1.86%           1.89%
   Net investment loss                           (1.06)          (0.98)          (1.03)          (1.14)          (1.01)
-----------------------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                              6%             13%              8%              8%              9%
=======================================================================================================================

(1) Per share amounts have been calculated using the monthly average shares method.
*     Amount represents less than $0.01 per share.


    15   Smith Barney Large Capitalization Growth Fund | 2003 Annual Report

================================================================================
Financial Highlights (continued)
================================================================================

For a share of each class of beneficial interest outstanding throughout each year ended November 30, unless otherwise noted:

Class L Shares                                 2003(1)         2002(1)         2001(1)         2000(1)         1999(1)
=======================================================================================================================
Net Asset Value, Beginning of Year           $   15.92       $   19.67       $   21.78       $   23.56       $   17.26
-----------------------------------------------------------------------------------------------------------------------
Income (Loss) From Operations:
   Net investment loss                           (0.18)          (0.17)          (0.21)          (0.28)          (0.22)
   Net realized and unrealized gain (loss)        4.46           (3.58)          (1.90)          (1.46)           6.85
-----------------------------------------------------------------------------------------------------------------------
Total Income (Loss) From Operations               4.28           (3.75)          (2.11)          (1.74)           6.63
-----------------------------------------------------------------------------------------------------------------------
Less Distributions From:
   Net realized gains                               --              --              --           (0.04)          (0.33)
   Capital                                          --              --              --           (0.00)*            --
-----------------------------------------------------------------------------------------------------------------------
Total Distributions                                 --              --              --           (0.04)          (0.33)
-----------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Year                 $   20.20       $   15.92       $   19.67       $   21.78       $   23.56
-----------------------------------------------------------------------------------------------------------------------
Total Return                                     26.88%         (19.06)%         (9.69)%         (7.42)%         38.51%
-----------------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (millions)           $     960       $     702       $     923       $     889       $     678
-----------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
   Expenses                                       1.91%           1.91%           1.89%           1.86%           1.89%
   Net investment loss                           (1.08)          (1.00)          (1.03)          (1.14)          (1.01)
-----------------------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                              6%             13%              8%              8%              9%
=======================================================================================================================

Class Z Shares                                 2003(1)         2002(1)         2001(1)         2000(1)         1999(1)
=======================================================================================================================
Net Asset Value, Beginning of Year           $   16.88       $   20.61       $   22.57       $   24.14       $   17.49
-----------------------------------------------------------------------------------------------------------------------
Income (Loss) From Operations:
   Net investment income (loss)                   0.01            0.03            0.02           (0.01)           0.02
   Net realized and unrealized gain (loss)        4.76           (3.76)          (1.98)          (1.52)           6.96
-----------------------------------------------------------------------------------------------------------------------
Total Income (Loss) From Operations               4.77           (3.73)          (1.96)          (1.53)           6.98
-----------------------------------------------------------------------------------------------------------------------
Less Distributions From:
   Net realized gains                               --              --              --           (0.04)          (0.33)
   Capital                                          --              --              --           (0.00)*            --
-----------------------------------------------------------------------------------------------------------------------
Total Distributions                                 --              --              --           (0.04)          (0.33)
-----------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Year                 $   21.65       $   16.88       $   20.61       $   22.57       $   24.14
-----------------------------------------------------------------------------------------------------------------------
Total Return                                     28.26%         (18.10)%         (8.68)%         (6.37)%         40.00%
-----------------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (millions)           $   1,449       $     492       $     341       $     180       $     186
-----------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
   Expenses                                       0.76%           0.77%           0.77%           0.76%           0.78%
   Net investment income (loss)                   0.05            0.16            0.10           (0.04)           0.09
-----------------------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                              6%             13%              8%              8%              9%
=======================================================================================================================

(1) Per share amounts have been calculated using the monthly average shares method.
*     Amount represents less than $0.01 per share.


    16   Smith Barney Large Capitalization Growth Fund | 2003 Annual Report

================================================================================
Independent Auditors' Report
================================================================================

To the Shareholders and Board of Trustees of Smith Barney Investment Trust:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Smith Barney Large Capitalization Growth Fund ("Fund") of Smith Barney Investment Trust ("Trust") as of November 30, 2003, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of November 30, 2003, by correspondence with the custodian and broker. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all materials respects, the financial position of the Fund as of November 30, 2003, and the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and financial highlights for each of the years in the five-year period then ended, in conformity with accounting principles generally accepted in the United States of America.


                                                                /s/ KPMG LLP


New York, New York
January 13, 2004


    17   Smith Barney Large Capitalization Growth Fund | 2003 Annual Report

================================================================================
Additional Information (unaudited)
================================================================================

Information about Trustees and Officers

The business and affairs of the Smith Barney Large Capitalization Growth Fund ("Fund") are managed under the direction of the Smith Barney Investment Trust's ("Trust") Board of Trustees. Information pertaining to the Trustees and Officers of the Trust is set forth below. The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request by calling the Fund's transfer agent (Citicorp Trust Bank, fsb. at 1-800-451-2010) or the Fund's sub-transfer agent (Primerica Shareholder Services at 1-800-544-5445).

                                                                                               Number of
                                                 Term of                                      Portfolios             Other
                                               Office* and           Principal                  in Fund              Board
                               Position(s)      Length of          Occupation(s)                Complex           Memberships
                                Held with         Time              During Past                Overseen             Held by
Name, Address and Age             Fund           Served             Five Years                by Trustee            Trustee
====================================================================================================================================
Non-Interested Trustees:

Herbert Barg**                  Trustee           Since     Retired                               42                 None
1460 Drayton Lane                                 1995
Wynnewood, PA 19096
Age 80

Dwight B. Crane                 Trustee           Since     Professor, Harvard Business           49                 None
Harvard Business School                           1995      School
Soldiers Field
Morgan Hall #375
Boston, MA 02163
Age 66

Burt N. Dorsett                 Trustee           Since     President -- Dorsett McCabe           27                 None
201 East 62nd Street                              1991      Capital Management Inc.;
New York, NY 10021                                          Chief Investment Officer of
Age 73                                                      Leeb Capital Management, Inc.
                                                            (since 1999)

Elliot S. Jaffe                 Trustee           Since     Chairman of                           27        The Dress Barn Inc.;
The Dress Barn Inc.                               1991      The Dress Barn Inc.                             Zweig Total Return Fund;
Executive Office                                                                                            Zweig Fund, Inc.
30 Dunnigan Drive
Suffern, NY 10901
Age 77

Stephen E. Kaufman              Trustee           Since     Attorney                              55                 None
Stephen E. Kaufman PC                             1995
277 Park Avenue, 47th Floor
New York, NY 10172
Age 71

Joseph J. McCann                Trustee           Since     Retired                               27                 None
200 Oak Park Place                                1995
Suite One
Pittsburgh, PA 15243
Age 74

Cornelius C. Rose, Jr.          Trustee           Since     Chief Executive Officer of            27                 None
P.O. Box 5388                                     1991      Performance Learning Systems
West Lebanon, NH 03784
Age 71


    18   Smith Barney Large Capitalization Growth Fund | 2003 Annual Report

================================================================================
Additional Information (unaudited) (continued)
================================================================================

                                                                                               Number of
                                                 Term of                                      Portfolios             Other
                                               Office* and           Principal                  in Fund              Board
                               Position(s)      Length of          Occupation(s)                Complex           Memberships
                                Held with         Time              During Past                Overseen             Held by
Name, Address and Age             Fund           Served             Five Years                by Trustee            Trustee
====================================================================================================================================
Interested Trustee:

R. Jay Gerken, CFA***          Chairman           Since     Managing Director of                 221                 None
Citigroup Asset Management     President and      2002      Citigroup Global Markets Inc.
("CAM")                        Chief                        ("CGM"); Chairman, President
399 Park Avenue, 4th Floor     Executive                    and Chief Executive Officer
New York, NY 10022             Officer                      of Smith Barney Fund
Age 52                                                      Management LLC("SBFM"),
                                                            Travelers Investment
                                                            Adviser, Inc. ("TIA") and
                                                            Citi Fund Management Inc.
                                                            ("CFM"); President and Chief
                                                            Executive Officer of certain
                                                            mutual funds associated with
                                                            Citigroup Inc.
                                                            ("Citigroup"); Formerly,
                                                            Portfolio Manager of Smith
                                                            Barney Allocation Series
                                                            Inc. (from 1996 to 2001) and
                                                            Smith Barney Growth and
                                                            Income Fund (from 1996 to
                                                            2000)

Officers:

Andrew B. Shoup                Senior Vice        Since     Director of CAM; Senior Vice         N/A                 N/A
CAM                            President          2003      President and Chief
125 Broad Street, 10th Floor   and Chief                    Administrative Officer of
New York, NY 10004             Administrative               mutual funds associated with
Age 47                         Officer                      Citigroup; Head of
                                                            International Funds Adminis-
                                                            tration of CAM (from 2001 to
                                                            2003); Director of Global
                                                            Funds Administration of CAM
                                                            (from 2000 to 2001); Head of
                                                            U.S. Citibank Funds
                                                            Administration of CAM (from
                                                            1998 to 2000)

Richard L. Peteka              Chief              Since     Director of CGM; Chief               N/A                 N/A
CAM                            Financial          2002      Financial Officer and
125 Broad Street, 11th Floor   Officer and                  Treasurer of certain mutual
New York, NY 10004             Treasurer                    funds affiliated with
Age 42                                                      Citigroup; Director and Head
                                                            of Internal Control for CAM
                                                            U.S. Mutual Fund
                                                            Administration (from 1999 to
                                                            2002); Vice President, Head
                                                            of Mutual Fund
                                                            Administration and Treasurer
                                                            of Oppenheimer Capital (from
                                                            1996 to 1999)

Alan J. Blake                  Vice President     Since    Managing Director of CGM;             N/A                 N/A
CAM                            and Investment     1999     Investment Officer of SBFM
399 Park Avenue, 4th Floor     Officer
New York, NY 10022
Age 53

Kaprel Ozsolak                 Controller         Since    Vice President of CGM;                N/A                 N/A
CAM                                               2002     Controller of certain funds
125 Broad Street, 11th Floor                               associated with Citigroup
New York, NY 10004
Age 38


    19   Smith Barney Large Capitalization Growth Fund | 2003 Annual Report

================================================================================
Additional Information (unaudited) (continued)
================================================================================

                                                                                               Number of
                                                 Term of                                      Portfolios             Other
                                               Office* and           Principal                  in Fund              Board
                               Position(s)      Length of          Occupation(s)                Complex           Memberships
                                Held with         Time              During Past                Overseen             Held by
Name, Address and Age             Fund           Served             Five Years                by Trustee            Trustee
====================================================================================================================================
Robert I. Frenkel               Secretary         Since     Managing Director and                N/A                 N/A
CAM                             and Chief         2003      General Counsel of Global
300 First Stamford Place        Legal Officer               Mutual Funds for CAM and its
4th Floor                                                   predecessor (since 1994);
Stamford, CT 06902                                          Secretary of CFM; Secretary
Age 48                                                      and Chief Legal Officer of
                                                            mutual funds associated with
                                                            Citigroup

-----------
* Each Trustee and Officer serves until his or her respective successor has been duly elected and qualified.
**    Mr. Barg became Trustee Emeritus on December 31, 2003.
*** Mr. Gerken is an "interested person" of the Trust as defined in the Investment Company Act of 1940, as amended, because Mr. Gerken is an officer of SBFM and certain of its affiliates.


    20   Smith Barney Large Capitalization Growth Fund | 2003 Annual Report

--------------------------------------------------------------------------------
    SMITH BARNEY
LARGE CAPITALIZATION
     GROWTH FUND
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

TRUSTEES

Herbert Barg*
Dwight B. Crane
Burt N. Dorsett
R. Jay Gerken, CFA
  Chairman
Elliot S. Jaffe
Stephen E. Kaufman
Joseph J. McCann
Cornelius C. Rose, Jr.

OFFICERS

R. Jay Gerken, CFA
President and
Chief Executive Officer

Andrew B. Shoup
Senior Vice President and
Chief Administrative Officer

Richard L. Peteka
Chief Financial Officer
and Treasurer

Alan J. Blake
Vice President and
Investment Officer

Kaprel Ozsolak
Controller

Robert I. Frenkel
Secretary and
Chief Legal Officer

INVESTMENT MANAGER

Smith Barney Fund Management LLC

DISTRIBUTORS

Citigroup Global Markets Inc.
PFS Distributors, Inc.

CUSTODIAN

State Street Bank and Trust Company

TRANSFER AGENT

Citicorp Trust Bank, fsb.
125 Broad Street, 11th Floor
New York, New York 10004

SUB-TRANSFER AGENTS

PFPC Inc.
P.O. Box 9699
Providence, Rhode Island
02940-9699

Primerica Shareholder Services
P.O. Box 9662
Providence, Rhode Island
02940-9662

* Mr. Barg became Trustee Emeritus on December 31, 2003.

Smith Barney Investment Trust
================================================================================

Smith Barney Large Capitalization
Growth Fund

The Fund is a separate investment fund of the Smith Barney Investment Trust, a Massachusetts business trust.

This report is submitted for the general information of the shareholders of Smith Barney Investment Trust -- Smith Barney Large Capitalization Growth Fund, but it may also be used as sales literature when preceded or accompanied by the current Prospectus, which gives details about charges, expenses, investment objectives and operating policies of the Fund. If used as sales material after February 29, 2004, this report must be accompanied by performance information for the most recently completed calendar quarter.


SMITH BARNEY LARGE CAPITALIZATION GROWTH FUND
Smith Barney Mutual Funds
125 Broad Street
10th Floor, MF-2
New York, New York 10004


For complete information on any Smith Barney Mutual Funds, including management fees and expenses, call or write your financial professional for a free prospectus. Read it carefully before you invest or send money.


www.smithbarneymutualfunds.com


(C)2003 Citigroup Global Markets Inc.
Member NASD, SIPC


FD1380 1/04                                                              03-5892

ITEM 2.  CODE OF ETHICS.

         The registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

         The Board of Trustees of the registrant has determined that Dwight B. Crane, the Chairman of the Board's Audit Committee, possesses the technical attributes identified in Instruction 2(b) of Item 3 to Form N-CSR to qualify as an "audit committee financial expert," and has designated Mr. Crane as the Audit Committee's financial expert. Mr. Crane is an "independent" Trustee pursuant to paragraph (a)(2) of Item 3 to Form N-CSR.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

         Not applicable.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

         Not applicable.

ITEM 6.  [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

         Not applicable.

ITEM 8.  [RESERVED]

ITEM 9.  CONTROLS AND PROCEDURES.

         (a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

         (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940
              Act) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that have materially affected, or are likely to materially affect the registrant's internal control over financial reporting.

ITEM 10. EXHIBITS.

         (a) Code of Ethics attached hereto.

         Exhibit 99.CODE ETH

         (b) Attached hereto.

         Exhibit 99.CERT Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002

         Exhibit 99.906CERT Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002


SIGNATURES

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Smith Barney Investment Trust


By:   /s/ R. Jay Gerken
      R. Jay Gerken
      Chief Executive Officer of
      Smith Barney Investment Trust

Date: January 30, 2004

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:   /s/ R. Jay Gerken
      (R. Jay Gerken)
      Chief Executive Officer of
      Smith Barney Investment Trust

Date: January 30, 2004

By:   /s/ Richard L. Peteka
      (Richard L. Peteka)
      Chief Financial Officer of
      Smith Barney Investment Trust

Date: January 30, 2004